NOTES PAYABLE - FINANCIAL INSTITUTIONS (Narrative) (Details) € in Thousands, kr in Thousands, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 SEK (kr)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 EUR (€)
Debt Instrument [Line Items]
Debt Instrument Term	5 years
Outstanding guarantees			€ 1,700	€ 1,700		$ 1,828			$ 1,868
United States [Member]
Debt Instrument [Line Items]
Debt Instrument Term		3 years
Line of credit, maximum borrowing amount						7,500
Sweden [Member]
Debt Instrument [Line Items]
Line Of Credit Facility Collateral		The line of credit is secured by accounts receivable of the Swedish subsidiary.
Line of Credit Europe [Member] | Sweden [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount					kr 4,000	$ 376
Debt instrument, effective interest rate				2.80%	2.80%	2.80%
Credit facility, amount outstanding					kr 1,733	$ 163		kr 2,098	209
Revolving Short Term Loans [Member]
Debt Instrument [Line Items]
Loan, interest rate				4.28%	4.28%	4.28%	4.37%
Primary Bank [Member] | United States [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount						$ 7,500
Credit facility, limitation		(i) 85% of eligible non-investment grade receivables and 90% of eligible investment grade receivables, plus (ii) 80% of direct labor payroll for the previous two pay periods plus 20%.
Annual minimum interest charge		$ 60
Credit facility, interest rate description		SOFR plus 2.65%
Commercial bank [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding				€ 1,744		1,875
Commercial bank [Member] | Spain [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount									1,099	€ 1,000
Line of credit, outstanding amount as of cut off date			0	900		968			0
Commercial bank [Member] | Germany [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount				9,800		10,538
Commercial bank [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount						2,419	€ 2,250
Commercial bank [Member] | Revolving Short Term Loans [Member]
Debt Instrument [Line Items]
Line of credit, outstanding amount as of cut off date			€ 0	334		359			$ 0
Commercial bank [Member] | Revolving Short Term Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Term			3 months
Line of credit, maximum borrowing amount			€ 1,500			1,613
Loan, face amount				€ 250		$ 269
Loan, interest rate			5.25%	3.00%	3.00%	3.00%	0.60%	5.25%	5.25%
Commercial bank [Member] | Revolving Short Term Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Term			6 months
Loan, face amount				€ 1,415		$ 1,522
Loan, interest rate			5.90%	1.50%	1.50%	1.50%	0.20%	5.90%	5.90%